UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  MAY 31, 2005
                           ------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Portfolio 21
Schedule of Investments at May 31, 2005 (Unaudited)

   SHARES                                                           VALUE
   ------                                                           -----
COMMON STOCKS: 87.1%
BANKS: 7.4%
    46,000  Bayerische Hypo-und Vereinsbank
              AG (Germany) *<F1>                                  1,130,480
    38,000  Dexia (Belgium) - Brussels Exchange                     824,578
    10,000  Dexia (Belgium) - Paris Exchange                        217,124
    50,000  ForeningsSparbanken AB (Sweden)                       1,148,188
   250,000  UniCredito Italiano SpA (Italy)                       1,294,142
    76,000  Westpac Banking Corp. (Australia)                     1,127,019
                                                                -----------
                                                                  5,741,531
                                                                -----------
CAPITAL GOODS: 12.1%
    60,000  Atlas Copco AB - A Shares (Sweden)                      915,214
    11,625  Ballard Power Systems, Inc. (Canada) *<F1>#<F2>          43,013
    33,000  IMPCO Technologies, Inc. (United States) *<F1>          109,560
   120,000  Mitsubishi Electric Corp. (Japan)                       651,241
    10,600  Plug Power, Inc. (United States) *<F1>                   65,932
    17,100  Quantum Fuel Systems Technologies
              Worldwide, Inc. (United States) *<F1>                  72,675
    11,700  Schneider Electric SA (France)                          860,328
    22,000  Siemens AG - Registered Shares (Germany)              1,610,452
    87,000  Skanska AB - B Shares (Sweden)                        1,090,241
   124,300  SKF AB - B Shares (Sweden)                            1,270,006
   100,000  Tomra Systems ASA (Norway)                              431,806
    26,000  Trex Co., Inc. (United States) *<F1>                  1,002,300
    41,900  Vestas Wind Systems A/S (Denmark) *<F1>                 680,936
     7,500  Volvo AB - B Shares (Sweden)                            306,673
     8,150  Volvo AB - Sponsored ADR (Sweden)                       332,520
                                                                -----------
                                                                  9,442,897
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 1.3%
    33,800  Herman Miller, Inc. (United States)                     983,918
                                                                -----------
CONSUMER DURABLES & APPAREL: 5.7%
    62,000  Electrolux AB - B Shares (Sweden)                     1,355,535
     6,655  Electrolux AB - Sponsored ADR (Sweden)                  291,655
    30,000  Interface, Inc. - Class A (United States) *<F1>         229,500
    24,000  Koninklijke Philips Electronics
              NV - New York Shares (Netherlands)                    614,880
    40,000  Sharp Corp. (Japan)                                     618,499
    35,000  Sony Corp. - Sponsored ADR (Japan)                    1,304,450
                                                                -----------
                                                                  4,414,519
                                                                -----------
DIVERSIFIED FINANCIALS: 3.3%
     2,600  Deutsche Bank AG - Global Registered
              Shares (Germany)                                      202,592
    10,300  Deutsche Bank AG - Registered Shares (Germany)          801,419
    20,100  UBS AG - Global Registered Shares (Switzerland)       1,554,735
                                                                -----------
                                                                  2,558,746
                                                                -----------
FOOD & STAPLES RETAILING: 4.2%
   105,000  Boots Group PLC (United Kingdom)                      1,156,945
    25,000  United Natural Foods, Inc. (United States) *<F1>        811,000
     9,800  Whole Foods Market, Inc. (United States)              1,166,004
    10,187  Wild Oats Markets, Inc. (United States) *<F1>           114,502
                                                                -----------
                                                                  3,248,451
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 2.5%
    53,000  Baxter International, Inc. (United States)            1,955,700
                                                                -----------
INSURANCE: 7.0%
    90,000  Aviva PLC (United Kingdom)                            1,006,811
   250,000  Friends Provident PLC (United Kingdom)                  793,158
     3,200  Muenchener Rueckversicherungs
              AG - Registered Shares (Germany)                      349,914
   110,000  Sompo Japan Insurance, Inc. (Japan)                   1,111,200
   138,000  Storebrand ASA (Norway)                               1,148,262
    16,600  Swiss Reinsurance _ Registered
              Shares (Switzerland)                                1,027,620
                                                                -----------
                                                                  5,436,965
                                                                -----------
MATERIALS: 8.1%
     3,800  Air Liquide (France)                                    660,537
    14,000  Air Products & Chemicals, Inc. (United States)          843,220
    30,450  JM AB (Sweden)                                        1,043,558
    34,000  Novozymes A/S - B Shares (Denmark)                    1,650,315
    84,000  Stora Enso OYJ - R Shares (Finland)                   1,103,802
    30,030  Svenska Cellulosa - B Shares (Sweden)                 1,022,505
                                                                -----------
                                                                  6,323,937
                                                                -----------
MEDIA: 0.3%
    60,000  EMI Group PLC (United Kingdom)                          270,739
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 5.0%
    80,200  Bristol-Myers Squibb Co. (United States)              2,033,872
    27,000  Novo-Nordisk A/S - B Shares (Denmark)                 1,388,731
    10,125  Novo-Nordisk A/S - Sponsored ADR (Denmark)              522,349
                                                                -----------
                                                                  3,944,952
                                                                -----------
REAL ESTATE: 1.5%
    75,000  British Land Co. PLC (United Kingdom)                 1,186,421
                                                                -----------
RETAILING: 2.5%
    15,000  Hennes & Mauritz AB - B Shares (Sweden)                 529,211
   310,000  Kingfisher PLC (United Kingdom)                       1,448,921
                                                                -----------
                                                                  1,978,132
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.8%
    31,000  Advanced Micro Devices, Inc.
              (United States) *<F1>                                 508,400
    60,000  STMicroelectronics NV _ New
              York Shares (Switzerland)                             934,200
                                                                -----------
                                                                  1,442,600
                                                                -----------
SOFTWARE & SERVICES: 0.1%
     2,000  Adobe Systems, Inc. (United States)                      66,120
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 16.4%
    46,500  Agilent Technologies, Inc. (United States) *<F1>      1,116,465
    29,500  Canon, Inc. (Japan)                                   1,595,072
    42,150  Dell, Inc. (United States) *<F1>                      1,681,364
    62,300  Hewlett-Packard Co. (United States)                   1,402,373
    33,300  International Business Machines
              Corp. (United States)                               2,515,815
    65,000  NEC Corp. (Japan)                                       359,740
   120,000  Nokia OYJ - Sponsored ADR (Finland)                   2,023,200
    23,500  Nortel Networks Corp. (Canada) *<F1>#<F2>                60,865
    11,110  Telefonaktiebolaget LM Ericsson _ Sponsored
              ADR (Sweden)                                          349,187
   180,000  Toshiba Corp. (Japan)                                   734,157
    69,000  Xerox Corp. (United States) *<F1>                       936,330
                                                                -----------
                                                                 12,774,568
                                                                -----------
TELECOMMUNICATION SERVICES: 5.0%
   210,000  BT Group PLC (United Kingdom)                           814,846
   400,000  O2 PLC (United Kingdom) *<F1>                           926,599
     2,000  Swisscom AG - Registered Shares (Switzerland)           669,376
     9,525  Swisscom AG - Sponsored ADR (Switzerland)               318,421
   315,000  Telstra Corp. Ltd. (Australia)                        1,193,752
                                                                -----------
                                                                  3,922,994
                                                                -----------
TRANSPORTATION: 1.3%
       205  East Japan Railway Co. (Japan)                        1,015,833
                                                                -----------
UTILITIES: 1.6%
    69,000  Severn Trent PLC (United Kingdom)                     1,269,584
                                                                -----------
TOTAL COMMON STOCKS (cost $61,449,619)                           67,978,607
                                                                -----------
PREFERRED STOCK: 2.1%
HOUSEHOLD & PERSONAL PRODUCTS: 2.1%
    18,000  Henkel KGaA (Germany)                                 1,654,266
                                                                -----------
TOTAL PREFERRED STOCK: (cost $1,332,548)                          1,654,266
                                                                -----------
SHORT-TERM INVESTMENTS: 10.1%
MONEY MARKET: 9.1%
 7,072,274  SEI Daily Income Trust Government Fund                7,072,274
                                                                -----------
CERTIFICATES OF DEPOSIT: 1.0%
    98,294  Permaculture CD,
            1.00%, 1/17/2006                                         98,294
   100,000  Self-Help Credit Union CD,
            2.21%, 8/20/2005                                        100,000
   285,000  ShoreBank Pacific CD,
            2.07%, 8/18/2005                                        285,000
    95,000  ShoreBank Pacific CD,
            2.22%, 11/10/2005                                        95,000
   100,104  ShoreBank Pacific CD,
            2.71%, 3/02/2006                                        100,104
   100,000  Wainwright Bank & Trust CD,
            2.03%, 1/18/2006                                        100,000
                                                                -----------
                                                                    778,398
                                                                -----------
TOTAL SHORT-TERM INVESTMENTS: (cost $7,850,672)                   7,850,672
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 99.3% (cost $70,632,839)        77,483,545
Other Assets in excess of Liabilities: 0.7%                         545,449
                                                                -----------
NET ASSETS: 100.0%                                               78,028,994
                                                                -----------
                                                                -----------
*<F1>     Non-income producing security.
#<F2>     U.S. security of foreign company.
ADR American depositary receipt.


For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.
Separate certifications for the President and the Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date   July 27, 2005
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date   July 27, 2005
           ---------------

     By (Signature and Title) /s/ Eric W. Falkeis
                              -------------------
                              Eric W. Falkeis, Treasurer

     Date  July 27, 2005
          ---------------

* Print the name and title of each signing officer under his or her signature.